Dividends Payable - Schedule of Dividends Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Dividends Payable [Line Items]
Total declared dividends	$ 358,621	$ 398
Declared dividends on 2020 - Residual [Member]
Schedule of Dividends Payable [Line Items]
Total declared dividends
Declared dividends on 2021 - Residual [Member]
Schedule of Dividends Payable [Line Items]
Total declared dividends	10	5
Declared dividends on 2022 - Residual [Member]
Schedule of Dividends Payable [Line Items]
Total declared dividends	7	12
Declared dividends on 2023 - Residual [Member]
Schedule of Dividends Payable [Line Items]
Total declared dividends	291	8
Declared dividends on 2024 - Residual [Member]
Schedule of Dividends Payable [Line Items]
Total declared dividends	107	373
Interim dividends [Member]
Schedule of Dividends Payable [Line Items]
Total declared dividends	$ 358,206